Debt Obligations (Details) (USD $)	9 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended		9 Months Ended					0 Months Ended	9 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended	1 Months Ended			1 Months Ended						0 Months Ended	1 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Aug. 31, 2013 Senior secured term notes due 2017, net	Jun. 30, 2012 Senior secured term notes due 2017, net	Sep. 30, 2013 Senior secured term notes due 2017, net	Sep. 30, 2013 Senior secured term notes due 2017, net	Dec. 31, 2012 Senior secured term notes due 2017, net	Sep. 30, 2013 Senior secured term notes due 2017, net LIBOR	Nov. 12, 2013 $10.0 million secured revolving credit facility due 2018	Sep. 30, 2013 $10.0 million secured revolving credit facility due 2018	Feb. 28, 2013 $10.0 million secured revolving credit facility due 2018	Nov. 12, 2013 $10.0 million secured revolving credit facility due 2018 Letters of credit	Feb. 28, 2013 Revolver Phase	Sep. 30, 2013 Revolver Phase	Nov. 12, 2013 Revolver Phase	Sep. 30, 2013 Revolver Phase Prime rate	Feb. 28, 2013 Revolver Phase Letters of credit	Feb. 28, 2013 Term Phase	Sep. 30, 2013 Term Phase U.S. Treasury Bond for a term of five years	Aug. 31, 2013 $75.0 million unsecured revolving credit facility	Nov. 12, 2013 $75.0 million unsecured revolving credit facility	Sep. 30, 2013 $75.0 million unsecured revolving credit facility	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Base Rate	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Eurodollar Rate	Aug. 31, 2013 $75.0 million unsecured revolving credit facility One month Eurodollar Rate	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Federal Funds Rate	Sep. 30, 2013 $75.0 million unsecured revolving credit facility Letters of credit	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Letters of credit	Aug. 07, 2013 Senior notes due 2021	Aug. 31, 2013 Senior notes due 2021	Sep. 30, 2013 Senior notes due 2021
Debt obligations
Total debt obligations	$ 200,000,000	$ 122,729,000					$ 122,729,000																								$ 200,000,000
Maximum borrowings capacity										10,000,000	10,000,000						5,000,000			75,000,000	75,000,000	75,000,000					50,000,000	50,000,000
Borrowing capacity									8,000,000
Variable rate basis								LIBOR								Prime Rate			U.S. Treasury Bond for a term of five years				Base Rate	Eurodollar rate	one month Eurodollar Rate	Federal Funds Rate
Base rate margin (as a percent)								8.00%								1.00%			3.00%				1.75%	2.75%	1.00%	0.50%
Amount drawn												2,000,000			0						0
Notes issued			125,000,000	125,000,000																										200,000,000
Interest rate (as a percent)																														6.875%
Net proceeds from debt after deducting fees and expenses																														195,500,000
Net proceeds from offering used to prepay the entire outstanding principal amount of debt	126,250,000		126,250,000
Redemption price (as a percent)			101.00%
Redemption price after August 15, 2016 (as a percent)																															100.00%
Percentage of aggregate principal amount that may be redeemed prior to August 15, 2016																															35.00%
Redemption price prior to August 15, 2016 (as a percent)																															106.88%
Repurchase price upon change in control, including principal amount of debt instrument and accrued and unpaid interest (as a percent)																															101.00%
Write-off of net debt issuance costs					3,900,000	3,900,000
Maximum number of days after the closing of debt offering for filing an exchange offer registration statement																													270 days
Maximum number of days after the closing of debt offering for registration statement to become effective																													330 days
Maximum number of days after the date of notice of the registered exchange offer sent to holders of debt instrument for registered exchange offer to remain open																													30 days
Term Of loan													36 months					24 months		4 years
Interest rate floor (as a percent)																4.00%			5.00%
Non-use fee based on average unfunded portion of loan (as a percent)														0.25%						0.50%
Variable rate basis floor (as a percent)								2.00%
Issue price as percentage of par value				98.00%
Unamortized discount							$ 2,300,000